J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(All Share Classes)

(a series of JPMorgan Trust III)

Supplement dated June 10, 2015, to the Prospectuses

and Summary Prospectuses dated March 1, 2015, as supplemented

Effective April 30, 2015, the JPMorgan Multi-Manager Alternatives Fund’s Subsidiary, “JPM MMAC Holdings Ltd.” was renamed “MMAC Holdings CS Ltd.” Therefore, all references to this Subsidiary are hereby deleted and replaced by the Subsidiary’s new name.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

SUP-MMA-615